Nature of Operations and Organization	12 Months Ended
Dec. 31, 2017
NATURE OF OPERATIONS AND ORGANIZATION [Abstract]
Nature of Operations and Organization

1.                  NATURE OF OPERATIONS AND ORGANIZATION

Sogou Inc. (“Sogou” or the “Company”) was incorporated in the Cayman Islands on December 23, 2005 as an indirect wholly-owned subsidiary of Sohu.com Inc., the Company’s ultimate parent company. Sohu.com Inc., together with its subsidiaries and consolidated VIEs, but, unless the context requires otherwise, excluding the businesses and the corresponding subsidiaries and VIEs of Sogou are collectively referred to herein as “Sohu.” Sohu.com Inc. and its subsidiaries and consolidated VIEs, including the Company and its subsidiaries and VIEs, are collectively referred to herein as the “Sohu Group.” The Company, together with its subsidiaries and VIEs, are collectively referred to herein as the “Sogou Group.”

Prior to February 2006, the Sogou Group’s business, which includes assets and liabilities related to the operation of the search and search-related businesses, was operated by various entities owned or controlled by Sohu. In February 2006, Sohu transferred most of the search and search-related businesses to the Sogou Group. Until October 2010, the Company was indirectly wholly owned by Sohu.

The Sogou Group is principally engaged in offering search and search-related advertising services which enable advertisers’ promotional links to be displayed on the Sogou Group’s search result pages and other properties and third parties’ Internet properties where the links are relevant to the subject and content of searches and such properties. The Sogou Group’s advertising services expand distribution of advertisers’ promotional links and advertisements by leveraging traffic on third parties’ Internet properties, including Web content, software, and mobile applications. The search and search-related businesses also benefits from Sogou’s collaboration with Tencent Holdings Limited (together with its subsidiaries, “Tencent”, whose financial statements are prepared under International Financial Reporting Standards), which provides Sogou access to traffic and content generated from the products and services provided by Tencent.

The Sogou Group also offers Internet value-added services (“IVAS”), primarily with respect to the operation of Web games and mobile games developed by third parties and the provision of online reading services, and offers other products and services including smart hardware products, which are collectively referred to as the “other business.”

As of December 31, 2017, the Sogou Group’s subsidiaries and VIEs were as follows:

Name of Entity	Date of Incorporation/acquisition	Place of Incorporation/ Acquisition	Effective Interest held
Subsidiaries:
Sogou (BVI) Limited (“Sogou BVI”)	Incorporated on December 23, 2005	British Virgin Islands(“BVI”)	100%
Beijing Sogou Technology Development Co., Ltd. (“Sogou Technology”)	Incorporated on February 8, 2006	The People’s Republic of China (“PRC”)	100%
Sogou Hong Kong Limited (“Sogou HK”)	Incorporated on December 12, 2007	Hong Kong Special Administrative Region (“Hong Kong”)	100%
Vast Creation Advertising Media Services Limited (“Vast Creation”)	Acquired on November 30, 2011	Hong Kong	100%
Beijing Sogou Network Technology Co., Ltd. (“Sogou Network”)	Incorporated on March 29, 2012	PRC	100%
Sogou Technology Hong Kong Limited (“Sogou Technology HK”)	Incorporated on August 25, 2015	Hong Kong	100%
Tianjin Sogou Network Technology Co., Ltd. (“Tianjin Sogou Network”)	Incorporated on May 18, 2017	PRC	100%
Sogou (Shantou) Internet Microcredit Co., Ltd. (“Sogou Shantou”)	Incorporated on November 22, 2017	PRC	100%
VIEs:
Beijing Sogou Information Service Co., Ltd. (“Sogou Information”)	Incorporated on December 28, 2005	PRC	100%
Shenzhen Shi Ji Guang Su Information Technology Co., Ltd. (“Shi Ji Guang Su”)	Acquired on September 16, 2013	PRC	100%
Beijing Shi Ji Si Su Technology Co., Ltd. (“Shi Ji Si Su”)	Acquired on April 2, 2015	PRC	100%
Chengdu Easypay Technology Co., Ltd. (“Chengdu Easypay”)	Incorporated on January 19, 2015	PRC	100%

The Company’s subsidiaries Sogou Technology, Sogou Network, Tianjin Sogou Network, and Sogou Shantou are wholly foreign-owned enterprises (or “WFOEs”) established in the PRC. The Company’s VIEs, which consist of Sogou Information and its subsidiaries Shi Ji Guang Su, Shi Ji Si Su, and Chengdu Easypay, are controlled by Sogou Technology through a series of contractual agreements (see Note 22—VIEs).

Liquidity

As of December 31, 2017, the Sogou Group had shareholders’ equity of US$908,241, including retained earnings of US$27,178 and accumulated other comprehensive loss of US$4,606. For the years ended December 31, 2015, 2016, and 2017, the Sogou Group had operating income of US$101,788, US$71,622, and US$93,886, respectively.

Based upon the Sogou Group’s operating plan, the Sogou Group believes its cash and cash equivalents and short-term investments as of December 31, 2017 in the amount of US$1,033,213 and operating cash flows are sufficient to meet the cash requirements to fund planned operations and other commitments for at least the next twelve months.